Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax Text Block Abstract
Schedule of income taxes at statutory rates
	2021	2020	2019
	($)	($)	($)
Loss for the year	(17,847,892)	(6,911,040)	(7,256,326)

Expected income tax (recovery)	(4,819,000)	(1,866,000)	(1,959,000)
Change in statutory, foreign tax, foreign exchange rates and other	294,000	275,000	398,000
Permanent differences	1,107,000	403,000	260,000
Share issue costs	432,000	-	(116,000)
Adjustment to prior years provision versus statutory tax returns	-	(35,000)	3,133,000
Change in unrecognized deductible temporary differences	2,986,000	1,223,000	(1,716,000)
Income tax expense	-	-	-

Schedule of deferred income taxes
	2021	2020	2019
	($)	($)	($)
Non-capital losses carry-forward	11,751,000	7,841,000	6,824,000
Exploration and evaluation assets	1,470,000	1,470,000	1,477,000
Share issuance costs	735,000	109,000	154,000
Debt with accretion	(70,000)	(70,000)	(98,000)
Intangible assets	179,000	1,336,000	1,236,000
Other deferreds	37,000	-	-
Allowable capital losses	3,801,000	3,592,000	3,579,000
Property and equipment	35,000	64,000	59,000
	17,938,000	14,342,000	13,231,000
Unrecognized deferred tax assets	(17,938,000)	(14,342,000)	(13,231,000)

Schedule of deferred income taxes unused tax credits and unused tax losses
Temporary Differences	2021	Expiry Date Range	2020	Expiry Date Range
	($)		($)
Non-capital losses available for future periods - US	29,390,000	2036 to indefinite	14,880,000	2036 to indefinite
Non-capital losses available for future periods - Canada	20,664,000	2026 to 2040	17,215,000	2026 to 2039
Allowable capital losses	14,077,000	No expiry date	13,304,000	No expiry date
Property and equipment	128,000	No expiry date	273,000	No expiry date
Intangible asset	853,000	No expiry date	6,364,000	No expiry date
Exploration and evaluation assets	5,446,000	No expiry date	5,446,000	No expiry date
Share issuance costs	2,724,000	2040 to 2044	401,000	2040 to 2043